RESTRUCTURING AND OTHER COST REDUCTION INITIATIVES - Restructuring Reserve (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Restructuring Reserve [Roll Forward]
Balance as of December 31, 2019	$ 0.2
Provisions and accruals	27.1
Cash payments	(25.2)
Balance as of December 31, 2020	2.1
North America Operations Optimization
Restructuring Reserve [Roll Forward]
Balance as of December 31, 2019	0.0
Provisions and accruals	14.1
Cash payments	(14.0)
Balance as of December 31, 2020	0.1
Workforce Reduction and Other Cost Initiatives
Restructuring Reserve [Roll Forward]
Balance as of December 31, 2019	0.2
Provisions and accruals	13.0
Cash payments	(11.2)
Balance as of December 31, 2020	$ 2.0